Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Interest in Master Trust

The investments of the Plan are maintained through the Master Trust. The Plan participates in the Master Trust along with the Colgate-Palmolive Company Employees Savings and Investment Plan. The value of the Plan’s interest in the Master Trust is based on the beginning value of the Plan’s interest in the Master Trust plus actual contributions and allocated net investment income (loss) less actual distributions and allocated administrative expenses. The Plan’s allocated share of investment activities is based upon each plan’s participation in investment options within the Master Trust.

Investment Valuation and Income Recognition

Investments maintained by the Master Trust, other than investments in collective trust funds and synthetic guaranteed investment contracts (“GICs”), are stated at fair value based on quoted market prices or as otherwise determined by the Bank of New York Mellon, the Master Trust custodian. Collective trust funds are stated at fair value using the net asset value (“NAV”) per unit in each fund. The NAV is based on the fair value of the underlying investments owned, minus its liabilities, divided by the number of shares outstanding. The liabilities, which are primarily investment management fees due, are included as part of the Plan’s interest in the Master Trust in the Statements of Net Assets Available for Benefits.

The plan maintains fully benefit-responsive synthetic GICs with insurance companies, banks and other financial institutions held as investments within the Master Trust at contract value. The synthetic GICs represent investments that have fixed income securities paired with benefit-responsive wrap contracts. Wrap contracts are issued by high-quality financial institutions with primarily the following objectives: to provide a fixed rate of interest for a specified period of time and to enable the fund to pay participant-initiated withdrawals at book value.
In certain circumstances, the amount withdrawn from the synthetic GICs would be payable at fair value rather than at contract value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, if the Plan elects to withdraw from a contract in order to switch to a different investment provider, or if the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the contract issuer’s underwriting criteria for issuance of a similar contract.

The contract issuers could terminate the contract upon short notice at the fair value of the underlying investments in certain circumstances, including the Plan’s loss of its qualified status, uncorrected material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. Such circumstances, resulting in the payment of benefits at market value rather than contract value, are not considered probable of occurring in the foreseeable future.

As of December 31, 2025 and 2024, there were no reserves against the wrap contracts' carrying values for credit risks of the issuers.

Purchases and sales are recorded on a trade-date basis. Net appreciation or depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Dividend income is recorded on the ex-dividend date. The Plan’s interest in the net investment income (loss) of the Master Trust includes the Plan’s share of gains and losses on investments bought and sold as well as held during the year by the Master Trust and its share of interest and dividends earned by the Master Trust and is included in the Statements of Changes in Net Assets Available for Benefits.

Benefit Payments Recognition

Benefits paid directly to participants are recorded when paid.

Contributions

Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.

Administration

The Plan is administered by the Committee for the benefit of the Plan participants and their beneficiaries. Administrative expenses are paid by the Company. Expenses that are paid directly by the Company are excluded from these financial statements.